ACQUISITIONS	3 Months Ended
Mar. 31, 2023
ACQUISITIONS

NOTE 3 – ACQUISITIONS

Acquisition of Zigi Carmel

On September 22, 2022, the Company and the former shareholder of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) entered into a share exchange agreement, whereby the Company would acquire 100% ownership interest in ZC from the former shareholder in exchange for 7,920,000 common shares of BYND. The share exchange agreement was executed and fully completed on September 22, 2022.

The acquisition of ZC has been accounted for as asset acquisition according to IFRS 2 Share-based Payment as the acquired assets and liabilities do not constitute a business under IFRS 3 Business Combinations. The transaction price of the acquisition was measured according to the fair value of the common shares given in consideration for the assets and liabilities assumed from the acquisition, with equity increased by the corresponding amount equal to the total fair value of the common shares given. As a result, the acquisition was recorded with the consideration as detailed in the table below:

Consideration transferred:	$
Value allocated to shares issued (7,920,000 shares at $5.40 per share)	42,768,000

Fair value of assets and liabilities acquired:
Investments	137,811
Intangible asset – patents pending	42,768,000
Shareholder loan	(137,811)
42,768,000

The intangible asset acquired in the acquisition of ZC is attributed to 2 patents pending for a therapeutic device (the “EZ-G” device) owned by ZC. The company has determined that the patents pending shall not be amortized until they are approved and then will be amortized over the course of their life.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 3 – ACQUISITIONS (continued)

Acquisition of B.Y.B.Y.

On October 1, 2020, BYND and the former shareholders of B.Y.B.Y. entered into a share exchange agreement, whereby BYND would acquire 74% ownership interest in B.Y.B.Y from the former shareholders in exchange for 54.58% ownership interest in BYND. One of the former shareholders would hold the remaining 26% ownership interest in B.Y.B.Y. in trust for BYND, for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights. The share exchange agreement was executed and held in escrow, and the share exchange was fully completed on March 29, 2021.

The acquisition of B.Y.B.Y. has been accounted for as asset acquisition according to IFRS 2 Share-based Payment as the acquired assets and liabilities do not constitute a business under IFRS 3 Business Combinations. The fair value of the common shares given in consideration were not readily determinable, the transaction price of the acquisition was measured by the fair value of the assets and liabilities assumed from the acquisition, with equity increased by the corresponding amount equal to the total fair value of the assets and liabilities assumed. As a result, the acquisition was recorded with the consideration as detailed in the table below:

Consideration transferred:	$
Value allocated to 9,832,495 shares issued	840,941

Fair value of assets and liabilities acquired:
Amount receivable	3,759
Intangible asset	850,000
Trade payable and other liabilities	(12,818)
840,941

The intangible asset acquired in the acquisition of B.Y.B.Y. is attributed to the primary growing license for medical cannabis in Israel held by B.Y.B.Y.. The company has determined that the license shall not be amortized, but rather will be tested for impairment at least annually or when there are any further indicators of impairment.

Reverse Takeover of BYND Cannasoft

On December 16, 2019, BYND entered into a Business Combination Agreement (“BCA”) with 1232986 B.C. Ltd. (“NumberCo”), Lincoln Acquisitions Corp. (“Lincoln”) and the shareholders of BYND. Pursuant to the terms of the BCA: (i) Lincoln and NumberCo would amalgamate to form a new company to be named “BYND Cannasoft Enterprises Inc.” (the “Company” or “BYND Cannasoft”), and (ii) the Company would acquire all of the issued and outstanding shares of BYND from its shareholders in exchange for a pro rated number of shares of BYND Cannasoft (the “Share Exchange Transaction” and together with the Amalgamation Transaction, the “Business Combination Transactions”).

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 3 – ACQUISITIONS (continued)

Reverse Takeover of BYND Cannasoft (continued)

On March 29, 2021, the Company issued an aggregate of 18,015,883 common shares to BYND shareholders in consideration for all the 1,761 shares issued and outstanding of BYND. Upon completion of the Share Exchange, BYND became a wholly-owned subsidiary of the Company, and the Company continued to carry out the business operations of BYND.

As a result of the Share Exchange, BYND is deemed to be the acquirer for accounting purposes (“Reverse Takeover”) and therefore its assets, liabilities and operations are included in the consolidated interim financial statements at their historical carrying value, with the operations of the Company being included from March 29, 2021, the closing date of the Reverse Takeover, and onwards.

At the time of the reverse takeover, the Company did not constitute a business as defined under IFRS 3 Business Combination; therefore, the Reverse Takeover of the Company by BYND is accounted for under IFRS 2 Share-based Payments. The transaction price of the acquisition was measured by reference to the fair value of the shares issued in the acquisition because the fair value of the listing service BYND received could not be reliably measured. As a result, the consideration was first allocated to the identifiable assets and liabilities based on their fair values, and the difference between the consideration given to acquire the Company and the fair values of the identifiable assets and liabilities acquired by BYND is recorded as a listing expense to profit and loss. The fair value of the consideration issued to acquire the Company is as follows:

Consideration transferred:	$
Fair value of shares retained by former BYND Cannasoft shareholders (6,269,117 shares at $0.82 per share)	5,140,676
Forgiveness of BYND debt	(276,210)
Total consideration transferred	4,864,466
Fair value of identifiable assets and liabilities acquired:
Cash	494,144
Amount receivable	1
Trade payable and other liabilities	(24,069)
Total net assets acquired	470,076
Listing expense	4,394,390